Noncontrolling Interest In Equity Subsidiaries (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Verizon Wireless		$ 55,465
Wireless partnerships and other	1,378	1,115
Total noncontrolling interest	$ 1,378	$ 56,580